Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Components of Inventories	The components of inventories were as follows ($000):

June 30,	2025	2024
Raw materials	$394,682	$429,888
Work in progress	824,360	620,575
Finished goods	218,594	235,941
Total Inventories	$1,437,636	$1,286,404